SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of the significant expense categories and consolidated net loss details provided to the CODM
	Year ended December 31,
	2025	2024	2023
Total revenues	$1,231,997	$971,995	$729,695

Share-based compensation	(177,011)	(129,209)	(100,186)
Charitable contribution to Foundation	-	(24,208)	—
Income tax benefit related to valuation allowance reversal	61,150
Tax benefit related to share-based compensation	1,017	2,486	3,392
Other segment items (*)	(998,411)	(788,692)	(634,778)
Net income (loss)	$118,742	$32,372	$(1,877)

Schedule of revenues attributed to geographic areas based on location of end customers
	Year ended December 31,
	2025	2024	2023
United States	$619,191	$484,523	$364,070
EMEA	264,459	209,851	157,134
United Kingdom	134,576	101,538	73,236
Rest of the world	213,771	176,083	135,255
	$1,231,997	$971,995	$729,695

Schedule of property and equipment, net by geographical areas
	As of December 31,
	2025	2024
Israel	$89,123	$72,613
United States	59,618	17,896
United Kingdom	49,548	43,031
Rest of the world	4,748	2,739
	$203,037	$136,279